Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.2%
Debt Funds - 14.5%
iShares 10+ Year Investment Grade Corporate Bond ETF	43,302	$2,320,554
iShares 10-20 Year Treasury Bond ETF	6,127	669,865
iShares 1-3 Year Treasury Bond ETF	36,820	3,061,583
iShares 1-5 Year Investment Grade Corporate Bond ETF	59,249	3,120,052
iShares 20+ Year Treasury Bond ETF	43,503	4,267,644
iShares 3-7 Year Treasury Bond ETF	29,446	3,521,889
iShares 5-10 Year Investment Grade Corporate Bond ETF	38,012	2,042,005
iShares 7-10 Year Treasury Bond ETF	9,477	929,883
iShares Core Total USD Bond Market ETF	213,597	10,064,691
iShares Core U.S. Aggregate Bond ETF	83,863	8,492,806
iShares MBS ETF	42,791	4,099,806
Total Debt Funds		42,590,778
Equity Funds - 80.7%
iShares Core MSCI EAFE ETF	360,194	28,113,142
iShares Core S&P 500 ETF(a)	177,616	102,452,461
iShares Core S&P Mid-Cap ETF	298,984	18,632,683
iShares Core S&P Small-Cap ETF	79,198	9,262,998
iShares MSCI EAFE Growth ETF	68,075	7,328,274
iShares MSCI EAFE Value ETF	133,916	7,704,187
iShares MSCI Emerging Markets ex China ETF	79,362	4,849,812
iShares MSCI USA Momentum Factor ETF	25,337	5,137,330
iShares MSCI USA Quality Factor ETF	114,936	20,608,025
iShares S&P 500 Growth ETF	156,749	15,008,717
iShares S&P 500 Value ETF	36,290	7,155,299
iShares U.S. Infrastructure ETF	22,891	1,075,190
iShares U.S. Technology ETF	69,052	10,469,664
Total Equity Funds		237,797,782
Total Exchange Traded Funds
(Cost - $170,108,326)		280,388,560
Short-Term Investments - 3.7%
Money Market Funds - 3.7%
Dreyfus Government Cash Management, 4.80%(b)	8,049,144	8,049,144
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(b)	2,838,595	2,838,595
Total Short-Term Investments (Cost - $10,887,739)		10,887,739
Total Investments - 98.9%
(Cost - $180,996,065)		$291,276,299
Other Assets Less Liabilities - Net 1.1%		3,323,236
Total Net Assets - 100.0%		$294,599,535

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.